Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Examination [Line Items]
Tax Cuts And Job Acts Of 2017, Change In Tax Rate, Income Tax Expense (Benefit)		$ (20,400)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	$ (8,411)	(9,631)	$ 58,731
Recognized deferred tax liabilities	(81,876)	(70,545)
Valuation allowance	(6,904)	(5,912)
Reductions for prior years’ tax positions	18	9,354	$ 16
Unrecognized tax benefits, if recognized, would affect the Company's effective tax rate	1,100	1,000
Tax Cuts And Jobs Act Of 2017, Transition Tax For Accumulated Foreign Earnings, Income Tax Expense (Benefit)	$ 400	$ 4,900